Provisions	12 Months Ended
Dec. 31, 2020
Provisions [abstract]
Provisions

15 Provisions

Provisions by type
	2020	2019
Reorganisation provisions	381	385
Other provisions	310	303
	691	688

Changes in reorganisation provisions
	2020	2019
Opening balance	385	613
Additions	165	56
Releases	-16	-49
Utilised	-152	-234
Exchange rate differences	-1	0
Closing balance	381	385

In 2020, the addition to the reorganisation provision is mainly attributable to refocusing of our activities in Wholesale Banking and decision on the Maggie project, as well as additional restructuring costs in Retail Benelux and Other Challengers & Growth Markets. These initiatives are implemented over a period of several years and the estimate of the reorganisation provisions is inherently uncertain.

The addition to the reorganisation provision in 2019 is mainly related to ING’s closure of branches in the Netherlands and updates in existing reorganisation provisions following the digital transformation programmes of ING Bank.

Changes in other provisions
	Litigation		Other		Total
	2020	2019	2020	2019	2020	2019
Opening balance	102	165	201	234	303	399
Effect of change in accounting policies				7		7
Additions	46	74	32	46	78	120
Interest			-1	-5	-1	-5
Releases	-25	-31	-13	-38	-38	-68
Utilised	-16	-104	-13	-12	-29	-116
Exchange rate differences	-3	-1	-5	-0	-8	-1
Other changes	0	-0	4	-31	4	-31
Closing balance	105	102	205	201	310	303

Reference is made to Note 45 ‘Legal proceedings’ for developments in litigation provisions.

In 2020, Other provisions – other includes provisions of EUR 17 million (2019: EUR 25 million) that relate to credit replacement facilities and EUR 75 million (2019: EUR 93 million) that relate to non-credit replacement off balance facilities.

As at 31 December 2020, amounts expected to be settled within twelve months amount to EUR 139 million (2019: EUR 146 million). The amounts included in Other provisions are based on best estimates with regard to amounts and timing of cash flows required to settle the obligation.

Further reference is made to Note 28 ‘Other operating expenses’.